Consolidated Statements of Cash Flows - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 1,596,636	¥ 1,082,526	¥ 1,119,851
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization		331,012	301,861	301,603
Impairment of intangible assets (Note 6)		677	312	3,378
Provision (credit) for credit losses (Note 4)		86,998	(106,371)	144,542
Employee benefit cost for severance indemnities and pension plans (Note 13)		19,881	79,036	64,970
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)			(115,210)
Investment securities gains-net	[1]	(154,687)	(303,520)	(155,957)
Amortization of premiums on investment securities		121,459	115,980	91,252
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 31)		(3,403)	(91,410)	(21,734)
Foreign exchange losses (gains)-net		966,676	(1,090,193)	(1,059,276)
Equity in earnings of equity method investees-net (Note 2)		(172,946)	(110,520)	(60,210)
Provision for deferred income tax expense (benefit)		252,512	(8,047)	133,054
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(1,383,251)	2,894,475	(3,269,053)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		985,687	(2,622,957)	796,656
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees		(1,243)	5,214	(13)
Increase in accrued interest receivable and other receivables		(3,901)	(95,966)	(82,575)
Increase (decrease) in accrued interest payable and other payables		(49,882)	100,760	4,162
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(85,406)	158,268	(125,309)
Decrease in allowance for repayment of excess interest		(17,760)	(23,503)	(21,777)
Net decrease (increase) in collateral for derivative transactions		(213,599)	528,901	(179,028)
Partial withdrawal of assets from employee retirement benefit trusts (Note 13)				44,851
Other-net		109,130	209,812	105,703
Net cash provided by (used in) operating activities		2,384,590	909,448	(2,164,910)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		108,558,436	105,488,089	149,910,832
Proceeds from maturities of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		35,252,780	33,894,330	15,343,140
Purchases of Available-for-sale securities (including purchases of securities under fair value option) (Note 3)		(136,034,106)	(132,922,207)	(163,273,113)
Proceeds from maturities of Held-to-maturity securities		743,850	626,109	811,024
Purchases of Held-to-maturity securities		(1,808,379)	(473,345)	(442,016)
Proceeds from sales of Other investment securities		184,714	228,983	31,094
Purchases of Other investment securities		(9,851)	(18,767)	(8,034)
MUB's acquisition of PB Capital Corporation's institutional commercial real estate lending division (Note 2)			(358,040)
Purchase of common stock investment in VietinBank, an affiliated company of BTMU (Note 2)			(75,136)
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB (Note 2)			(30,191)
Acquisition of Krungsri, a subsidiary of BTMU, net of cash acquired (Note 2)			(398,841)
Net increase in loans		(2,460,836)	(4,426,839)	(2,543,816)
Net increase in interest-earning deposits in other banks		(15,763,663)	(11,738,061)	(1,706,642)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		643,792	(2,062,236)	106,337
Proceeds from sales of premises and equipment		10,138	30,420	36,015
Capital expenditures for premises and equipment		(162,785)	(158,492)	(139,756)
Purchases of intangible assets		(210,851)	(211,942)	(161,090)
Proceeds from sales and dispositions of investments in equity method investees		46,872	34,424	78,983
Proceeds from sales of consolidated VIEs and subsidiaries-net		102,593	164,674	20,951
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)				204,956
Other-net		(68,383)	5,241	(69,120)
Net cash used in investing activities		(10,975,679)	(12,401,827)	(1,800,255)
Cash flows from financing activities:
Net increase in deposits		3,951,886	7,056,761	4,491,412
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(366,760)	4,074,607	448,370
Net increase in due to trust account		860,782	117,181	5,698
Net increase (decrease) in other short-term borrowings		(231,787)	(1,031,642)	429,163
Proceeds from issuance of long-term debt		7,805,572	4,036,415	2,187,511
Repayment of long-term debt		(3,072,630)	(2,540,895)	(3,025,310)
Proceeds from sales of treasury stock		2	845	22
Payments for acquisition of treasury stock (Note 17)		(100,076)	(74)	(19)
Payments for acquisition of preferred stock (Note 16)		(390,000)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders		(29,464)		(39,000)
Dividends paid		(263,920)	(216,054)	(187,720)
Dividends paid to noncontrolling interests		(30,715)	(14,347)	(9,243)
Other-net		50,358	(7,702)	(9,351)
Net cash provided by financing activities		8,183,248	11,475,095	4,291,533
Effect of exchange rate changes on cash and cash equivalents		71,849	87,259	62,476
Net increase (decrease) in cash and cash equivalents		(335,992)	69,975	388,844
Cash and cash equivalents at beginning of fiscal year		3,689,228	3,619,253	3,230,409
Cash and cash equivalents at end of fiscal year		3,353,236	3,689,228	3,619,253
Cash paid during the fiscal year for:
Interest		729,403	601,626	605,608
Income taxes, net of refunds		498,914	187,696	288,275
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		¥ 3,087	4,211	7,584
MUB's acquisitions (Note 2):
Fair value of assets acquired			416,059	626,921
Fair value of liabilities assumed			58,019	502,437
Acquisition of Krungsri, a subsidiary of BTMU (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents			3,997,518
Fair value of liabilities assumed			3,396,454
Fair value of noncontrolling interests			202,223
Transfer to Held-to-maturity securities from Available-for-sale securities (Note 3)			¥ 411,535	¥ 12,356

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥7,457 million, ¥2,321 million, and ¥3,429 million; Other comprehensive income-net by ¥872 million, ¥284 million, and ¥84 million; Total credit losses by ¥8,329 million, ¥2,605 million, and ¥3,513 million, March 31, 2013, 2014 and 2015, respectively.